Goldman Sachs Commodity Strategy Fund Average Annual Total Returns - Class A C Inst Inv R R6 Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
BCOM (Gross, USD, Unhedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		15.77%	10.63%	5.72%
S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.81%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		9.68%	9.84%	3.50%
Performance Inception Date	Mar. 30, 2007
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.50%	5.80%	1.25%
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.77%	5.92%	1.69%
Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent		12.88%	10.04%	3.19% [1]
Performance Inception Date	Mar. 30, 2007
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		15.26%	11.24%	4.32%
Performance Inception Date	Mar. 30, 2007
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		15.12%	11.13%	4.23%
Performance Inception Date	Nov. 30, 2007
Class R Shares
Prospectus [Line Items]
Average Annual Return, Percent		14.57%	10.58%	3.70%
Performance Inception Date	Nov. 30, 2007
Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent		15.35%	11.25%	4.33%
Performance Inception Date	Jul. 31, 2015

[1]	Class C Shares automatically convert into Class A Shares eight years after the purchase date. The 10-Year performance for Class C Shares does not reflect the conversion to Class A Shares after the first eight years of performance.